Annual Operating Expenses {- Software and IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Software and IT Services Portfolio - Software and IT Services Portfolio-Default
Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.70%